INCOME TAX, DEFERRED TAXES, AND OTHER TAXES - Movement in deferred income tax accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in deferred income tax accounts
Opening balance	$ (217,886,336)	$ (176,147,045)
Increase (decrease) in deferred tax	(9,212,483)	(50,692,808)
Increase (decrease) due to foreign currency translation	17,214,366	8,953,517
Total movements	8,001,883	(41,739,291)
Final balance	(209,884,453)	$ (217,886,336)
Increase in profits due to tax incentive	$ 3,740,000